Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

Schedule II — Valuation and Qualifying Accounts

(In thousands)		Additions charged to
Description	Beginning balance	Expense		Other accounts	Deductions		Ending balance
For the year ended December 31, 2012:
Income tax valuation allowance	$9,872	$1,583	(1)	$—	$—	(2)	$11,455
Allowance for doubtful accounts	1,259	3,013	(3)	—	(1,357	)(4)	2,915
For the year ended December 31, 2011:
Income tax valuation allowance	$11,441	$365	(5)	$—	$(1,934	)(2)	$9,872
Allowance for doubtful accounts	601	1,131	(3)	—	(473	)(4)	1,259
For the year ended December 31, 2010:
Income tax valuation allowance	$11,458	$529	(5)	$—	$(546	)(2)	$11,441
Allowance for doubtful accounts	723	519	(3)	—	(641	)(4)	601

(1)	Relates primarily to additions to valuation allowances for state net operating losses.

(2)	Relates to reductions in valuation allowances against state net operating losses, foreign tax credits carryforwards, capital loss and other deferred tax assets.

(3)	The expense primarily reflects accounts receivable balances reserved during the year.

(4)	The deduction amount primarily reflects accounts receivable balances written off during the year as well as recoveries of allowances previously expensed.

(5)	Relates to additions to valuation allowances for capital loss carryforwards.